Investments: Investments Classified by Contractual Maturity Date (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Investments Classified by Contractual Maturity Date

	Amortized	Estimated
	Cost	Fair Value

Due after one year through five years	$ 9,888	$ 9,987
Mortgage-backed securities:
Residential mortgage-backed	2,966	3,207

Total debt securities	$ 12,854	$ 13,194